INCOME TAX - Net deferred tax asset (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Deferred tax asset
Net operating loss carryforward		$ 2,772
Organizational costs/Startup expenses		56,428
Total deferred tax assets	$ 637,000	59,200
Valuation allowance		$ (59,200)